Share Based Payments (Details) - Schedule of Options Granted - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Options Granted [Abstract]
Number of Options, Beginning of the year	184,692,720	160,542,720	21,550,000
Weighted Average Exercise Price, Beginning of the year (in Dollars per share)	$ 0.05	$ 0.09	$ 0.1
Number of Options, Issued during the year		45,150,000	140,392,720
Weighted Average Exercise Price, Issued during the year (in Dollars per share)		$ 0.04	$ 0.05
Number of Options, Exercised during the year
Weighted Average Exercise Price, Exercised during the year (in Dollars per share)
Number of Options, Expired during the year	(13,150,000)	(7,000,000)
Weighted Average Exercise Price, Expired during the year (in Dollars per share)	$ 0.11	$ 0.07
Number of Options, Forfeited during the year	(1,500,000)	(14,000,000)	(1,400,000)
Weighted Average Exercise Price, Forfeited during the year (in Dollars per share)	$ 0.02	$ 0.09	$ 0.11
Number of Options, Outstanding at year end	170,042,720	184,692,720	160,542,720
Weighted Average Exercise Price, Outstanding at year end (in Dollars per share)	$ 0.05	$ 0.05	$ 0.06
Number of Options, Vested and Exercisable at year end	87,280,755	60,150,000	69,150,000
Weighted Average Exercise Price, Vested and Exercisable at year end (in Dollars per share)	$ 0.06	$ 0.09	$ 0.09